                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-3352

                      (Investment Company Act File Number)

                             Federated Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/06
                                     -------

               Date of Reporting Period: Six months ended 7/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended January 31,
	7/31/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.53		$10.57	$10.65	$10.42	$10.31	$ 9.73
Income From Investment Operations:
Net investment income	0.24		0.47	0.44	0.57	0.63	0.65
Net realized and unrealized gain (loss) on investments	(0.16)		(0.04)	(0.09)	0.22	0.11	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.43	0.35	0.79	0.74	1.23
Less Distributions:
Distributions from net investment income	(0.24)		(0.47)	(0.43)	(0.56)	(0.63)	(0.65)
Net Asset Value, End of Period	$10.37		$10.53	$10.57	$10.65	$10.42	$10.31
Total Return [1]	0.78%		4.17%	3.34%	7.81%	7.36%	13.13%

Ratios to Average Net Assets:
Expenses	0.59	% [2]	0.59%	0.59%	0.58%	0.60%	0.58%
Net investment income	4.67	% [2]	4.46%	4.12%	5.36%	6.06%	6.63%
Expense waiver/reimbursement [3]	0.16	% [2]	0.23%	0.21%	0.21%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$474,398		$490,832	$545,727	$642,341	$561,581	$578,273
Portfolio turnover	35%		57%	84%	268%	142%	107%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total return for periods less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended January 31,
	7/31/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.53		$10.57	$10.65	$10.42	$10.31	$ 9.73
Income From Investment Operations:
Net investment income	0.23		0.45	0.41	0.54	0.61	0.63
Net realized and unrealized gain (loss) on investments	(0.16)		(0.04)	(0.08)	0.23	0.11	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.41	0.33	0.77	0.72	1.21
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.41)	(0.54)	(0.61)	(0.63)
Net Asset Value, End of Period	$10.37		$10.53	$10.57	$10.65	$10.42	$10.31
Total Return [1]	0.67%		3.96%	3.13%	7.58%	7.12%	12.88%

Ratios to Average Net Assets:
Expenses	0.80	% [2]	0.80%	0.80%	0.79%	0.81%	0.80%
Net investment income	4.46	% [2]	4.24%	3.93%	5.21%	5.82%	6.41%
Expense waiver/reimbursement [3]	0.28	% [2]	0.27%	0.25%	0.25%	0.25%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,311		$52,187	$57,790	$66,745	$80,960	$58,302
Portfolio turnover	35%		57%	84%	268%	142%	107%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total return for periods less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.80	$2.94
Institutional Service Shares	$1,000	$1,006.70	$3.98
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.87	$2.96
Institutional Service Shares	$1,000	$1,020.83	$4.01

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.59%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Table

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Federal National Mortgage Association (FNMA) MBS	52.8%
Federal Home Loan Mortgage Corporation (FHLMC) MBS	36.8%
Government National Mortgage Association (GNMA) MBS	9.0%
Repurchase Agreements--Cash	2.3%
Repurchase Agreements--Collateral [2]	10.9%
Other Assets and Liabilities--Net [3]	(11.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2005 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE--0.8%
$4,066,751		Federal National Mortgage Association ARM, 4.384%, 5/1/2034 (IDENTIFIED COST $4,078,824)	$4,015,664
		MORTGAGE-BACKED SECURITIES--97.8% [1]
		Federal Home Loan Mortgage Corporation--36.8%
47,045,520	[2]	4.500%, 1/1/2019 - 8/1/2020	46,332,970
59,016,615	[2]	5.000%, 8/1/2018 - 8/1/2035	58,498,043
70,853,706		5.500%, 8/1/2033 - 8/1/2035	71,291,421
2,639,825		6.000%, 2/1/2019	2,727,784
6,693,516		6.500%, 11/1/2028 - 9/1/2029	6,940,076
4,143,422		7.000%, 10/1/2007 - 3/1/2032	4,354,212
4,752,640		7.500%, 12/1/2022 - 2/1/2031	5,093,107
825,798		8.000%, 9/1/2014 - 11/1/2029	869,757
254,381		9.000%, 4/1/2009 - 2/1/2013	265,161
58,111		9.500%, 11/1/2009 - 9/1/2016	63,407
14,089		11.500%, 12/1/2014	16,498
		TOTAL	196,452,436
		Federal National Mortgage Association--52.0%
6,568,854		4.500%, 11/1/2018	6,470,064
70,616,154	[2]	5.000%, 7/1/2018 - 8/1/2035	70,037,625
88,686,747	[2]	5.500%, 11/1/2016 - 8/1/2035	89,615,438
77,657,863		6.000%, 6/1/2016 - 7/1/2035	79,448,958
21,566,184		6.500%, 12/1/2027 - 7/1/2032	22,325,834
4,062,140		7.000%, 7/1/2029 - 2/1/2032	4,280,029
1,324,035		7.500%, 3/1/2010 - 8/1/2031	1,412,424
1,122,145		8.000%, 12/1/2026	1,216,826
1,610,037		10.000%, 11/1/2009 - 3/1/2025	1,811,146
851,556		10.500%, 12/1/2019 - 4/1/2022	956,740
		TOTAL	277,575,084
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued [1]
		Government National Mortgage Association--9.0%
$8,702,577		5.000%, 6/15/2034 - 8/15/2034	$8,669,072
22,350,503		5.500%, 12/15/2032 - 10/15/2034	22,643,616
6,774,922		6.500%, 1/15/2032 - 5/15/2032	7,101,131
7,062,692		7.000%, 6/15/2026 - 1/15/2032	7,496,800
47,921		7.500%, 1/15/2031	51,416
992,693		8.000%, 11/15/2023 - 7/15/2030	1,074,063
910,025		8.500%, 12/15/2029 - 6/15/2030	985,494
		TOTAL	48,021,592
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $518,414,672)	522,049,112
		REPURCHASE AGREEMENTS--13.2%
44,500,000	[3,4]	Interest in $264,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.290%, dated 7/14/2005 to be repurchased at $44,613,871 on 8/11/2005, collateralized by U.S Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 8/1/2035, collateral market value $275,270,005	44,500,000
12,222,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $12,225,381 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	12,222,000
14,000,000	[3,4]	Interest in $59,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.340%, dated 7/19/2005 to be repurchased at $14,036,369 on 8/16/2005, collateralized by a U.S Treasury Obligation with a maturity of 11/15/2009, collateral market value $60,252,884	14,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	70,722,000
		TOTAL INVESTMENTS--111.8% (IDENTIFIED COST $593,215,496) [5]	596,786,776
		OTHER ASSETS AND LIABILITIES - NET--(11.8)%	(63,078,345)
		TOTAL NET ASSETS--100%	$533,708,431

1 Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for dollar-roll transactions.

5 The cost of investments for federal tax purposes amounts to $593,215,496.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005 (unaudited)

Assets:
Investments in securities	$526,064,776
Investments in repurchase agreements	70,722,000
Total investments in securities, at value (identified cost $593,215,496)		$596,786,776
Cash		381
Income receivable		2,235,855
Receivable for investments sold		5,767,500
Receivable for shares sold		276,573
TOTAL ASSETS		605,067,085
Liabilities:
Payable for investments purchased	$11,128,855
Payable for shares redeemed	544,716
Income distribution payable	909,954
Payable for dollar-roll transactions	58,710,446
Payable for Directors'/Trustees' fee	148
Payable for shareholder services fee (Note 5)	28,607
Accrued expenses	35,928
TOTAL LIABILITIES		71,358,654
Net assets for 51,446,659 shares outstanding		$533,708,431
Net Assets Consist of:
Paid-in capital		$560,712,776
Net unrealized appreciation of investments		3,571,280
Accumulated net realized loss on investments		(30,701,425)
Undistributed net investment income		125,800
TOTAL NET ASSETS		$533,708,431
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$474,397,633 ÷ 45,729,348 shares outstanding, no par value, unlimited shares authorized		$10.37
Institutional Service Shares:
$59,310,798 ÷ 5,717,311 shares outstanding, no par value, unlimited shares authorized		$10.37

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2005 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $653,220)			$14,026,588
Expenses:
Investment adviser fee (Note 5)		$1,065,842
Administrative personnel and services fee (Note 5)		213,788
Custodian fees		18,908
Transfer and dividend disbursing agent fees and expenses		104,091
Directors'/Trustees' fees		6,995
Auditing fees		9,133
Legal fees		4,848
Portfolio accounting fees		63,220
Distribution services fee--Institutional Service Shares (Note 5)		69,436
Shareholder services fee--Institutional Shares (Note 5)		415,870
Shareholder services fee--Institutional Service Shares (Note 5)		69,026
Share registration costs		22,612
Printing and postage		19,257
Insurance premiums		6,156
Miscellaneous		9,185
TOTAL EXPENSES		2,098,367
Waivers (Note 5):
Waiver of investment adviser fee	$(55,215)
Waiver of administrative personnel and services fee	(10,745)
Waiver of distribution services fee--Institutional Service Shares	(69,436)
Waiver of shareholder services fee--Institutional Shares	(320,395)
TOTAL WAIVERS		(455,791)
Net expenses			1,642,576
Net investment income			12,384,012
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,379,366)
Net change in unrealized appreciation of investments			(6,878,492)
Net realized and unrealized loss on investments			(8,257,858)
Change in net assets resulting from operations			$4,126,154

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2005	Year Ended 1/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,384,012	$25,100,435
Net realized loss on investments	(1,379,366)	(5,625,303)
Net change in unrealized appreciation/depreciation of investments	(6,878,492)	3,015,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,126,154	22,490,428
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,111,832)	(22,841,273)
Institutional Service Shares	(1,233,747)	(2,375,493)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,345,579)	(25,216,766)
Share Transactions:
Proceeds from sale of shares	63,809,655	128,399,357
Net asset value of shares issued to shareholders in payment of distributions declared	6,536,628	12,062,666
Cost of shares redeemed	(71,437,468)	(198,234,062)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,091,185)	(57,772,039)
Change in net assets	(9,310,610)	(60,498,377)
Net Assets:
Beginning of period	543,019,041	603,517,418
End of period (including undistributed net investment income of $125,800 and $87,367, respectively)	$533,708,431	$543,019,041

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005 (unaudited)

1. ORGANIZATION

Federated Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended July 31, 2005, was as follows:

Maximum amount outstanding during the period	$71,288,148
Average amount outstanding during the period [1]	$47,461,621
Average shares outstanding during the period	51,491,579
Average debt per shares outstanding during the period	$0.92

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended July 31, 2005.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 7/31/2005		Year Ended 1/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,648,301	$48,498,574	10,426,449	$109,685,163
Shares issued to shareholders in payment of distributions declared	534,548	5,571,639	991,769	10,410,389
Shares redeemed	(6,044,235)	(63,049,792)	(16,462,096)	(172,459,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(861,386)	$(8,979,579)	(5,043,878)	$(52,364,246)

	Six Months Ended 7/31/2005		Year Ended 1/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,475,027	$15,311,081	1,784,203	$18,714,194
Shares issued to shareholders in payment of distributions declared	92,571	964,989	157,382	1,652,277
Shares redeemed	(803,960)	(8,387,676)	(2,455,954)	(25,774,264)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	763,638	$7,888,394	(514,369)	$(5,407,793)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(97,748)	$(1,091,185)	(5,558,247)	$(57,772,039)

4. FEDERAL TAX INFORMATION

At July 31, 2005, the cost of investments for federal tax purposes was $593,215,496. The net unrealized appreciation of investments for federal tax purposes was $3,571,280. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,325,408 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,754,128.

At January 31, 2005, the Fund had a capital loss carryforward of $29,134,721 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$11,672,107
2009	$11,425,873
2013	$ 6,036,741

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended July 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accountant. The Fund's previous independent registered public accountant, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended January 31, 2004 and January 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended January 31, 2004 and January 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such year; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending January 31, 2006. During the Fund's fiscal years ended January 31, 2004 and January 31, 2005 and the interim period commencing February 1, 2005 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, investment and operating strategies, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, the presence of expense limitations (if any) may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 314199100
Cusip 314199209

8082203 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              September 14, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005